Share Class & Ticker:	Investor APPLX	Institutional APPIX	Summary Prospectus January 28, 2011

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.appleseedfund.com. You can also get this information at no cost by calling (800) 470-1029 or by sending a written request to Appleseed Fund, c/o Huntington Asset Services, P.O Box 6110, Indianapolis, Indiana, 46206. This Summary Prospectus incorporates by reference the Fund’s entire prospectus and SAI, each dated January 28, 2011.

Investment Objective

The investment objective of the Appleseed Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Redemption Fee
(as a percentage of the amount redeemed within 90 days of purchase)
	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	NONE	NONE
Other Expenses	0.57%[1]	0.32%[2]
Acquired Fund Fees and Expenses	0.07%	0.07%

Total Annual Fund Operating Expenses	1.64%	1.39%
Fee Waiver/Expense Reimbursement[3]	(0.33%)	(0.33%)

Total Annual Fund Operating Expenses	1.31%	1.06%
(After Fee Waiver/Expense Reimbursement)

[1]	“Other Expenses” has been restated to include fees paid pursuant to an Administrative Services Plan adopted by the Fund with respect to the Investor Class.
[2]	Estimated for the first year of operations.
[3]

Effective January 28, 2011, the Fund’s Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Investor Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as expenses incurred by other investment companies in which the Fund may invest; any 12b-1 fees, and extraordinary expenses) do not exceed 0.99% of each Class’ average daily net assets through February 29, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be different, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$133	$485	$861	$1,916
Institutional Class	$108	$408	$729	$1,640

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61.48% of the average value of its portfolio.

Not A Deposit • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

Principal Investment Strategies

The Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Fund’s Adviser. When selecting common stocks for investment by the Fund, the Adviser focuses on company valuation, looking for significant discrepancies between its own appraisal of the intrinsic value of a prospective investment and the market price of the investment. When determining a company’s intrinsic value, the Adviser looks closely at the fundamentals of the underlying business. In an effort to limit downside risk and maximize upside potential, the Adviser typically seeks companies that it believes have strong competitive positions, solid financials, and capable, shareholder-friendly management teams.

The Fund seeks to invest in companies that balance generating profits with an awareness of their impact on the environment and society in general. The Adviser believes that socially responsible companies present less business risk for investors and create opportunities to contribute to a more sustainable society. The Fund will not invest in companies that derive substantial revenues from the tobacco, alcohol, pornography, gambling or weapons industries as determined by the Adviser. The Fund will also consider a company’s performance with respect to environmental responsibility, labor standards, and human rights. The Fund expects to make significant investments in the best ideas, which means that the Fund may invest in a limited number of portfolio companies.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights, warrants and convertible securities), other investment companies that invest primarily in equity securities, commodities, and commodity-related investments, including open and closed end funds, exchange-traded funds (“ETFs,”), business trusts (including equity real estate investment trusts (“REITs”), and income trusts) and publicly traded partnerships that invest in real estate or underlying businesses. The Fund may purchase foreign stocks directly or through American Depository Receipts (“ADRs”). The Fund may invest in common stocks of all sizes. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer compared with diversified funds.

The Fund may invest in commodities-related investments for any purpose consistent with its investment objective, or as an attempt to offset the effects of inflation.

The Fund may also invest a portion of its assets in corporate bonds, preferred stock, U.S. Government and agency securities, money market mutual funds, certificates of deposit, and other cash equivalents. The Fund may also engage in options and futures transactions, which are sometimes referred to as derivative transactions. The derivative securities that the Fund may purchase or sell (write) include put or call options. The Fund also may purchase or sell (write) index futures contracts or options on index futures contracts on a temporary basis in lieu of investing in equity securities.

The Fund’s social and environmental screening criteria generally apply to investments in stocks and bonds issued by portfolio companies at the time of investment, and periodically thereafter. However, the Fund may continue to hold securities of companies that no longer meet its social screening criteria if the Adviser believes that the company is attempting to address its problems, or to allow the Adviser adequate time to sell the security in a commercially reasonable manner at an attractive price. The Fund’s investments in cash equivalents, derivative transactions, short sales and commodity-related investments are not screened for compliance with the socially and environmentally responsible investment guidelines as described in this Prospectus.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

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Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

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Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value, and the Adviser’s value-oriented approach may fail to produce the intended results.

•	Excluded Securities Risk. The universe of acceptable investments for the Fund is limited as compared to other funds due to the Fund’s social and environmental screening.

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Non-Diversification Risk. As a non-diversified fund, the Fund’s portfolio may at times focus on a limited number of companies. The poor performance of an individual security in the Fund’s portfolio will have a greater negative impact on the Fund’s performance than if the Fund’s assets were diversified among a larger number of portfolio securities.

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Small and Mid-Cap Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

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Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign company. In addition, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

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Real Estate Risks. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

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Investment Company Securities Risks. When the Fund invests in other investment companies, including open and closed end funds and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

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Closed End Funds. The amount of public information available about closed-end funds generally is less than for open end mutual funds. Consequently, the Adviser may make investment decisions based on information that is incomplete or inaccurate. Closed-end funds are not redeemable at the holder’s option and trade primarily on the secondary market. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels and other factors beyond the control of a closed-end fund, which may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. Selling pressures will cause the closed-end fund’s price to fall and its discount to widen suddenly, causing a sharp decline in the value of the closed-end fund. Overall stock market risks may affect the value of closed end funds.

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Commodity Risk. To the extent that the Fund invests in commodities-related securities, including ETFs that invest in commodities, it will be subject to additional risks. The value of funds that invest in commodities such as gold or silver is highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on many factors. Commodity funds may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

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Business Trust Risks. Investments in REITS and other business trusts are subject to various risks related to the underlying operating companies controlled by such partnerships or trusts, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.

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Derivatives Risk. Options and futures in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Fund. Derivatives normally have economic leverage inherent in their terms. As a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; and certain gains or losses will be amplified, increasing the volatility of the share price of the Fund.

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Fixed Income Securities Risks. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income producing instruments decreases to adjust to price the market yields. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities. It is possible that an issuer of a security will become unable to meet its obligations. This risk is greater for securities that are rated below investment grade or that are unrated.

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Government Securities Risk. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

Performance Information

The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Investor Class shares. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. As of December 31, 2010, Institutional Class shares had not been issued. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Investor Class Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:	2nd Quarter, 2009, 26.80%
Worst Quarter:	4th Quarter, 2008, -14.42%

Average Annual Total Returns (for periods ended 12/31/10)

	One Year	Since Inception (12/8/2006)[1]
The Fund – Investor Class
Return Before Taxes	4.92%	7.73%
Return After Taxes on Distributions	4.45%	7.29%
Return After Taxes on Distributions and Sale of Fund Shares	3.38%	6.41%
S&P 500 Index	15.09%	-0.59%

[1]	As of the date of this prospectus, Institutional Class shares had not yet commenced operations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 470-1029 or data current to the most recent quarter end may be accessed on the Fund’s website at www.appleseedfund.com.

Portfolio Management

Investment Adviser – Pekin Singer Strauss Asset Management, Inc.

Portfolio Managers – The following portfolio managers have been jointly responsible for the day-to-day management of the Fund since its inception in 2006.

•	Adam Strauss, CFA; Senior Vice President of the Adviser

•	Joshua Strauss, CFA; Senior Vice President of the Adviser

•	Ronald Strauss, CFA; President of the Adviser

•	Rick Singer, CFA; Senior Vice President of the Adviser

•	Bill Pekin, CFA; Senior Vice President of the Adviser

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Orders
$2,500 for Investor Class shares	By Mail: Appleseed Fund
$100,000 for Institutional Class shares	c/o: Huntington Asset Services, Inc.
P.O. Box 6110
Minimum Additional Investment	Indianapolis, IN 46206
None
By Phone: (800) 470-1029

You may sell or redeem shares through your dealer or financial adviser. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, IRA or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.